Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2019	2018	2017
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$79,896	$36,847	$129,166
Weighted-average number of common shares outstanding - Basic	204,003,977	209,136,832	210,935,685
Incremental shares from assumed exercise of stock options (i)	—	—	—
Incremental shares from vesting of restricted share units	664,375	983,634	1,060,726
Weighted-average number of common shares outstanding - Diluted	204,668,352	210,120,466	211,996,411

Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$0.39	$0.18	$0.61
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$0.39	$0.18	$0.61

(i)
Options to purchase shares of common stock were outstanding during fiscal years 2019, 2018 and 2017. See Note 17 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.